OIL & NATURAL GAS PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Extractive Industries [Abstract]
Schedule of Capitalized Cost for Oil and Natural Gas

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	June 30, 2024	December 31, 2023
Evaluated costs subject to amortization	$-	$-
Unevaluated costs	109,586,181	107,910,429
Total capitalized costs	109,586,181	107,910,429
Less accumulated depreciation, depletion and amortization	-	-
Less accumulated impairment	(109,368,390)	(107,910,429)
Total oil and gas properties	$217,791	$-

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	December 31, 2023	December 31, 2022
Evaluated costs subject to amortization	$-	$-
Unevaluated costs	107,910,429	80,743,013
Total capitalized costs	107,910,429	80,743,013
Less accumulated depreciation, depletion and amortization	-	-
Less accumulated impairment	(107,910,429)	(80,743,013)
Total oil and gas properties	$-	$-

Schedule of Common Stock to be issued to Orogrande Owners

Schedule of Common Stock to be issued to Orogrande Owners

	Shares of Common Stock	Working Interest Contribution
Dingus Investments, Inc.	7,050,382	2.8334%
Pandora Energy, LP	6,220,779	2.5000%
Kennedy Minerals, Ltd	6,220,779	2.5000%
The de Compiegne Property Company No. 20, Ltd	6,220,779	2.5000%
Loma Hombre Energy, LLC	622,078	0.2500%
Sero Capital, LLC	725,840	0.2917%
TOTAL	27,060,637	10.8751%

	Shares of Common Stock	Working Interest Contribution
Dingus Investments, Inc.	7,050,382	2.8334%
Pandora Energy, LP	6,220,779	2.5000%
Kennedy Minerals, Ltd	6,220,779	2.5000%
The de Compiegne Property Company No. 20, Ltd	6,220,779	2.5000%
Loma Hombre Energy, LLC	622,078	0.2500%
Sero Capital, LLC	725,840	0.2917%
TOTAL	27,060,637	10.8751%

Schedule of Orogrande Project ownership

The Orogrande Project ownership as of June 30, 2024, is detailed as follows:

	Revenue	Working
	Interest	Interest

University Lands – Mineral Owner	20.000%

ORRI – Magdalena Royalties, LLC, an entity controlled by Gregory McCabe, Chairman of the Board	4.500%

ORRI – Unrelated Party	0.500%

Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	56.250%	75.000%
Wolfbone Investments, LLC, a subsidiary of Next Bridge Hydrocarbons, Inc.	18.750%	25.000%
	100.000%	100.000%

The Orogrande Project ownership as of December 31, 2023, is detailed as follows:

	Revenue	Working
	Interest	Interest
University Lands – Mineral Owner	20.000%

ORRI – Magdalena Royalties, LLC, an entity controlled by Gregory McCabe, Chairman of the Board	4.500%

ORRI – Unrelated Party	0.500%

Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	56.250%	75.000%
Wolfbone Investments, LLC, a subsidiary of Next Bridge Hydrocarbons, Inc.	18.750%	25.000%
	100.000%	100.000%